Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Plan Termination

6.	Plan Termination

Although it has not expressed any interest to do so, the Plan Sponsor reserves the right to amend or discontinue the Plan. In the event of a termination of the Plan, participants will become 100% vested in their accounts and plan assets would be used for the benefit of participants and their beneficiaries, as prescribed by law.